Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Disclosure of defined benefit plans
Defined benefit obligations

	Year ended December 31,
(in thousands of euro)	2022	2023	2024
Allowance for retirement defined benefit	2,184	2,064	2,369
Allowance for seniority awards	366	377	361
Total Defined benefit obligations	2,550	2,441	2,730

Disclosure of actuarial assumptions for defined benefit plans
The main actuarial assumptions used to evaluate retirement benefits are the following:

	Year ended December 31,
	2022	2023	2024
Economic assumptions
Discount rate (iBoxx Corporate AA) for retirement	3.75%	3.20%	3.20%
Annual rate of increase in wages	4.00%	2.50%	2.50%
Demographical assumptions
Type of retirement	At the initiative of the employee	At the initiative of the employee	At the initiative of the employee
Annual mobility rate	4.3%	5.2%	5.7%
Rate of contributions	47.07%	48.01%	49.29%
Rate of wages costs	23.46%	24.32%	22.62%
Age at retirement
Employees borned before 1st January 1968
- Executives	64 years	64 years	64 years
- Non executives	62 years	62 years	62 years
Employees borned after 1st January 1968
- Executives	64 years	65 years	65 years
- Non executives	62 years	64 years	64 years
Mortality table	TH-TF 00-02	TH-TF 00-02	TH-TF 00-02
Annual turnover by tranche of age	All personnel	All personnel	All personnel
16-24 years	12.0%	15.0%	20.0%
25-29 years	10.0%	14.0%	16.0%
30-34 years	7.0%	10.0%	12.0%
35-39 years	5.0%	6.0%	8.0%
40-44 years	3.0%	4.0%	4.0%
45-49 years	1.5%	2.0%	2.0%
+50 years	0%	0%	0%

Disclosure of net defined benefit liability (asset)
Changes in the projected benefit obligation for the periods presented were as follows (in thousands of euro):

December 31, 2021	2,976
IAS19 Restatement related to the change in calculation method - IFRIC (1)	—
Service cost	427
Payments (benefits and contributions paid by the employer)	(62)
Actuarial loss	(790)
As of December 31, 2022	2,550
Service cost	312
Payments (benefits and contributions paid by the employer)	(27)
Actuarial gain	(394)
As of December 31, 2023	2,441
Service cost	353

Payments (benefits and contributions paid by the employer)	(29)
Actuarial loss	(36)
As of December 31, 2024	2,730
(1) In its April 2021 Update, the IFRS IC published a final agenda decision clarifying how to calculate the obligation relating to certain defined benefit plans under which the retirement benefit is (i) contingent on the employee being employed by the entity at the time of retirement; (ii) capped at a specified number of years of service; and (iii) linked to the employee's length of service at the date of retirement. In that decision, the IFRS IC took the view that the obligation should be recognized only over the years of service preceding the date of retirement in respect of which the employee generates entitlement to the benefit. The application of this decision has led to a change in accounting method, the effects of which should be taken into account retrospectively in accordance with IAS 8. However, as the Company considers the impact of this change of method on defined benefit obligation and the income statement to be insignificant, these impacts have not been restated for years prior to January 1, 2021. The effects of this change of method are therefore taken into account retrospectively as of January 1, 2021 in respect of 2020's and prior years defined benefit obligation. The adjustment at that date corresponds to a reduction in the 2020 commitments in the amount of €1,054 thousand. This reversal has been offset against previous reserves and retained earnings.